Cash and cash equivalents and short-term investments (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Short-term investments [line items]
Cash and cash equivalents	R$ 12,971	R$ 35,130	R$ 59,865	R$ 75,346
Short-term investments	R$ 220,301	R$ 23,301
Short-term investments
Short-term investments [line items]
Average interest rate	13.49%	10.50%
Average interest rate as a percent of CDI	103.45%	84.80%